Convertible Note (Details Narrative)				12 Months Ended
	Sep. 19, 2024 $ / shares	Nov. 21, 2022	Oct. 27, 2022 USD ($)	Jun. 30, 2024	Dec. 20, 2024 USD ($)	Dec. 20, 2024 AUD ($)
IfrsStatementLineItems [Line Items]
Description of conversion of debt to equity	Nova entered into a Variation Agreement (the “September 2024 Variation Agreement”) with Nebari to amend certain terms of the Nebari loan facility. The terms of the September 2024 Variation Agreement which were approved by shareholders at the Annual General Meeting of the Company held on November 14, 2024, are that Nova has the option (but not the obligation) to extend the repayment date of the facility by 12 months to November 29 2026, and the conversion price of the facility was reduced to A$0.25. On December 20, 2024, Nova gave notice to take up the option to extend the repayment date of the facility to November 29, 2026. In addition, the September 2024 Variation Agreement provides that the financial covenant under the convertible loan facility requiring Nova to maintain a minimum month-end consolidated cash balance of at least US$2,000,000 was reduced to A$1,000,000.
Conversion price | $ / shares	$ 0.25
Cash					$ 2,000,000	$ 1,000,000
Convertible notes [member]
IfrsStatementLineItems [Line Items]
Loan facility | $			$ 7,000,000
Interest payable rate			6.05%
Maturity description		maturity of 24 months from draw down
Conversion price percentage			150.00%
Effective interest rate			25.32%
Description of conversion of debt to equity				Nova may repay up to 50% of the outstanding principal in discounted shares (10% discount to the 15 day VWAP proceeding the prepayment date). In the event of a voluntary prepayment, Nova will also issue Nebari options to subscribe for Nova shares, with a 2 year expiry period from the date of the options issuance, at a strike price equal to a 40% premium to the VWAP of the Company’s shares for the 15 days preceding the earlier of the documentation completion date and the date at which the financing facility is announced to the public
Prepayment amount percentage			80.00%
Secured overnight financing rate [member]
IfrsStatementLineItems [Line Items]
Adjustment to interest rate basis			3.00%